Expense Example {- Investor Freedom® 2025 Portfolio} - 02.28 VIP Investor Freedom Funds Investor Combo PRO-11 - Investor Freedom® 2025 Portfolio - VIP Investor Freedom 2025 Portfolio-Investor VIP	Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 62
3 years	195
5 years	340
10 years	$ 762